Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
April 30, 2020
T03-QTLY-0620
1.9584806.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 8.4%
Oil & Gas Drilling – 0.4%
Helmerich & Payne, Inc.	60,629	$ 1,198,635
Nabors Industries Ltd.	3,811	56,136
Noble Corp. PLC (a)	135,316	34,912
Patterson-UTI Energy, Inc.	104,609	386,007
Transocean Ltd. (a)	277,209	354,828
Valaris PLC	105,428	48,022
		2,078,540
Oil & Gas Equipment & Services – 8.0%
Apergy Corp. (a)	41,310	380,465
Archrock, Inc.	68,912	331,467
Baker Hughes Co.	397,569	5,546,088
Cactus, Inc. Class A	32,527	578,330
Core Laboratories N.V.	26,675	523,097
DMC Global, Inc.	18,493	477,304
Dril-Quip, Inc. (a)	27,062	896,564
Exterran Corp. (a)	14,976	101,837
Frank's International N.V. (a)	58,826	142,947
Halliburton Co.	469,139	4,925,959
Helix Energy Solutions Group, Inc. (a)	75,545	191,884
Liberty Oilfield Services, Inc. Class A	30,514	144,026
Matrix Service Co. (a)	19,593	204,551
National Oilwell Varco, Inc.	233,206	2,947,724
Newpark Resources, Inc. (a)	47,709	72,995
NexTier Oilfield Solitions, Inc. (a)	84,112	195,140
Oceaneering International, Inc. (a)	52,865	271,726
Oil States International, Inc. (a)	31,177	107,249
ProPetro Holding Corp. (a)	45,856	194,429
RPC, Inc.	40,005	136,417
Schlumberger Ltd.	771,430	12,975,453
SEACOR Holdings, Inc. (a)	16,081	454,449
Select Energy Services, Inc. Class A (a)	34,425	165,240
Solaris Oilfield Infrastructure, Inc. Class A	20,132	137,703
TechnipFMC PLC	243,161	2,166,564
Tidewater, Inc. (a)	19,977	115,068
US Silica Holdings, Inc.	51,628	99,126
		34,483,802
TOTAL ENERGY EQUIPMENT & SERVICES		36,562,342
OIL, GAS & CONSUMABLE FUELS – 91.3%
Coal & Consumable Fuels – 0.2%
Arch Coal, Inc. Class A	11,843	345,697
CONSOL Energy, Inc. (a)	35,441	268,997
NACCO Industries, Inc. Class A	8,024	282,044
Peabody Energy Corp.	50,161	170,046
		1,066,784
Integrated Oil & Gas – 45.2%
Chevron Corp.	1,006,290	92,578,680
Exxon Mobil Corp.	2,035,092	94,570,725

	Shares	Value

Occidental Petroleum Corp.	475,402	$ 7,891,673
		195,041,078
Oil & Gas Exploration & Production – 22.0%
Antero Resources Corp. (a)	138,436	412,539
Apache Corp.	200,113	2,617,478
Berry Corp.	34,465	118,215
Bonanza Creek Energy, Inc. (a)	8,121	141,793
Brigham Minerals, Inc. Class A	21,688	279,558
Cabot Oil & Gas Corp.	228,629	4,942,959
California Resources Corp. (a)	25,243	70,680
Callon Petroleum Co. (a)	212,475	199,663
Centennial Resource Development, Inc. Class A (a)	118,989	140,407
Chesapeake Energy Corp. (a)	4,678	81,865
Cimarex Energy Co.	55,856	1,419,860
CNX Resources Corp. (a)	109,039	1,155,813
Concho Resources, Inc.	114,921	6,518,319
ConocoPhillips	457,083	19,243,194
Continental Resources, Inc.	49,415	809,912
Denbury Resources, Inc. (a)	262,278	93,240
Devon Energy Corp.	208,994	2,606,155
Diamondback Energy, Inc.	81,122	3,532,052
EOG Resources, Inc.	328,365	15,600,621
EQT Corp.	140,998	2,057,161
Extraction Oil & Gas, Inc. (a)	41,479	21,967
Gran Tierra Energy, Inc. (a)	198,131	67,246
Gulfport Energy Corp. (a)	80,053	204,535
Hess Corp.	160,567	7,809,979
Kosmos Energy Ltd.	149,962	247,437
Laredo Petroleum, Inc. (a)	81,677	89,028
Magnolia Oil & Gas Corp. Class A (a)	71,325	461,473
Marathon Oil Corp.	428,968	2,625,284
Matador Resources Co. (a)	59,153	416,437
Murphy Oil Corp.	83,699	992,670
Noble Energy, Inc.	254,544	2,497,077
Northern Oil and Gas, Inc. (a)	119,786	100,285
Oasis Petroleum, Inc. (a)	153,486	108,039
Parsley Energy, Inc. Class A	160,942	1,520,902
PDC Energy, Inc. (a)	53,271	691,990
Penn Virginia Corp. (a)	5,446	34,255
Pioneer Natural Resources Co.	98,018	8,753,988
QEP Resources, Inc.	128,612	126,811
Range Resources Corp.	113,734	663,069
SM Energy Co.	57,552	233,086
Southwestern Energy Co. (a)	323,186	1,043,891
Talos Energy, Inc. (a)	11,402	129,869
Tellurian, Inc. (a)	51,266	72,798
Texas Pacific Land Trust	3,880	2,210,242
Viper Energy Partners LP	32,995	306,194
W&T Offshore, Inc. (a)	52,121	144,375
WPX Energy, Inc. (a)	221,764	1,359,413
		94,973,824

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – 12.3%
Clean Energy Fuels Corp. (a)	141,506	$ 304,946
CVR Energy, Inc.	29,299	698,781
Delek US Holdings, Inc.	43,862	1,024,178
Green Plains, Inc.	33,382	195,952
HollyFrontier Corp.	95,428	3,152,941
Marathon Petroleum Corp.	353,251	11,332,292
Par Pacific Holdings, Inc. (a)	24,838	241,425
PBF Energy, Inc. Class A	65,962	751,967
Phillips 66	248,708	18,197,964
Renewable Energy Group, Inc. (a)	26,976	669,275
REX American Resources Corp. (a)	14,912	886,966
Valero Energy Corp.	229,843	14,560,554
World Fuel Services Corp.	45,004	1,125,100
		53,142,341
Oil & Gas Storage & Transportation – 11.6%
Antero Midstream Corp.	120,558	572,650
Cheniere Energy, Inc. (a)	141,332	6,598,791
Diamond S Shipping, Inc. (a)	28,850	358,029
EnLink Midstream LLC (a)	155,707	345,670
Equitrans Midstream Corp.	130,666	1,094,981
International Seaways, Inc.	22,486	544,161
Kinder Morgan, Inc.	1,142,021	17,392,980
ONEOK, Inc.	226,061	6,766,006
Plains GP Holdings LP Class A (a)	125,527	1,153,593
Rattler Midstream LP	32,711	223,089

	Shares	Value

Targa Resources Corp.	126,339	$1,637,353
The Williams Cos., Inc.	690,877	13,382,287
		50,069,590
TOTAL OIL, GAS & CONSUMABLE FUELS		394,293,617
TOTAL COMMON STOCKS (Cost $682,305,215)		430,855,959
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $900,000)	900,000	900,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $683,205,215)		431,755,959
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		221,702
NET ASSETS – 100.0%		$ 431,977,661

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $126,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Future Contracts	21	June 2020	$827,400	$100,687	$100,687
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
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Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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